UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number:

This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         CRCM L.P.
Address:      One Maritime Plaza, Suite 1107
              San Francisco, CA  94111

13 File Number: 28-13682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Chun R. Ding
Title:   Manager of CRCM LLC
         General Partner of CRCM L.P.
Phone:   (415) 578-5700
Signature, Place and Date of Signing

/s/ Chun R. Ding               San Francisco, CA          05/06/2011
---------------------------    -----------------          ----------
By:   Chun R. Ding, Manager      [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:       1



Form 13F Information Table Entry Total:    13 Data Records



Form 13F Information Table Value Total:   $215,356 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number     Name

1   28-12617                 ChinaRock Capital Management Limited

                                    CRCM LP
                            13F SECURITIES HOLDINGS
                            1[st] Quarter - FY 2011






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            Column 1              Column 2  Column 3   Column 4       Column 5          Column 6      Column 7        Column 8
         Name of Issuer           Title of    CUSIP     Value     SHS or   SH/ Put/    Investment       Other  Sole   Voting   None
                                   Class               (x$1000)   PRN Amt  PRN Call    Discretion      Manager       Authority
                                                                                                                      Shared



51JOB INC-ADR EQUITY AD          Equity ADR 316827104   44,841     701,403 SH         SHARE-DEFINED       1            701,403
ACORN INTERNATIONAL INC - EQUITY Equity ADR 004854105    4,981   1,010,312 SH         SHARE-DEFINED       1          1,010,312
ADR
BONA FILM GROUP LTD - EQUITY ADR Equity ADR 09777B107    6,452   1,008,200 SH         SHARE-DEFINED       1          1,008,200
CHINDEX INTERNATIONAL INC        Equity ADR 169467107      280      17,450 SH         SHARE-DEFINED       1             17,450
FOCUS MEDIA HOLDING-ADR EQUITY   Equity ADR 34415V109   31,437   1,025,000 SH         SHARE-DEFINED       1          1,025,000
ADR
LINKTONE LTD-ADR EQUITY ADR      Equity ADR 535925101      428     312,311 SH         SHARE-DEFINED       1            312,311
MECOX LANE LTD-ADR EQUITY ADR    Equity ADR 58403M102   12,106   2,058,900 SH         SHARE-DEFINED       1          2,058,900
NETEASE.COM INC-ADR EQUITY ADR   Equity ADR 64110W102   37,133     750,000 SH         SHARE-DEFINED       1            750,000
NOAH HOLDINGS LTD-SPON EQUITY    Equity ADR 65487X102    4,041     276,213 SH         SHARE-DEFINED       1            276,213
ADR
SINA CORP                        Equity ADR G81477104   48,168     450,000 SH         SHARE-DEFINED       1            450,000
TAL EDUCATION GROUP- ADR EQUITY  Equity ADR 874080104    1,093      99,996 SH         SHARE-DEFINED       1             99,996
ADR
THE9 LTD-ADR EQUITY ADR          Equity ADR 88337K104   20,633   3,150,000 SH         SHARE-DEFINED       1          3,150,000
TONGJITANG CHINESE MEDIC-EQUITY  Equity ADR 89025E103    3,763     841,835 SH         SHARE-DEFINED       1            841,835
ADR
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